Other Borrowed Money (Tables)	12 Months Ended
Dec. 31, 2012
Other Borrowed Money [Abstract]
Other Borrowed Money	Other borrowed money at December 31 is summarized as follows:
	2012	2011

Federal Home Loan Bank Advances	$35,000,000	$71,000,000